EARNINGS PER SHARE (Details) - Entity [Domain] - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic and Diluted Earnings Per Share Using Two-class Method:
Income from continuing operations					$ 3,216	$ 10,330	$ 9,560	$ 6,858	$ 15,388	$ 29,964	$ 4,965
Less: net income attributable to noncontrolling interest									321	330	531
Income attributable to common shareholders before allocation of earnings to participating securities									15,067	29,634	4,434
Less: earnings allocated to participating securities									546	466	351
Income from continuing operations attributable to common shareholders									14,521	29,168	4,083
Net income from discontinued operations						$ 1,425	$ (272)	$ 24		1,177	1,206
Net income attributable to common shareholders									$ 14,521	$ 30,345	$ 5,289
Weighted-average number of common shares outstanding									41,998	39,764	34,652
Basic and diluted earnings per common share:
Income from continuing operations (in dollars per share)					$ 0.08	$ 0.26	$ 0.23	$ 0.17	$ 0.35	$ 0.73	$ 0.12
Income (Loss) from Discontinued Operations and Disposal of Discontinued Operations, Net of Tax, Per Basic and Diluted Share						0.03	(0.01)			0.03	0.03
Net income per basic and diluted common share attributable to common shareholders (in dollars per share)	$ (0.22)	$ 0.19	$ 0.24	$ 0.20	$ 0.08	$ 0.29	$ 0.22	$ 0.17	$ 0.35	$ 0.76	$ 0.15
Common shares excluded from computation of potentially dilutive shares because of anti-dilutive effect									400	300	300